UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         09/30/00
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
Address:          500 108TH AVENUE N.E.
                  SUITE 1770
                  BELLEVUE, WA 98004



Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4825

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                     10/30/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                          -----------

Form 13F Information Table Entry Total:                       66
                                                          -----------

Form 13F Information Table Value Total:                     106,372
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                               INFORMATION TABLE

                                                                  WAKLEY & ROBERTON, INC.
                                                                       September 30, 2000


               Item 1            Item 2         Item 3      Item 4          Item 5     Item 6     Item 7            Item 8
           Name of Issuer        Title of       CUSIP     Fair Market     Shares of  Investment   Managers          Voting
                                 Class          Number     Value         Principal   Discretion                   Authority
                                                           (X$1,000)       Amount                       a. Sole  b. Shared c. None



MICROSOFT CORP                    Common      59491810      10,093        167,344     Sole      N/A       3,670            163,674
GENERAL ELECTRIC COMPANY          Common      36960410       9,169        158,943     Sole      N/A         600            158,343
INTEL CORP                        Common      45814010       7,789        187,416     Sole      N/A       4,500            182,916
INTERNATIONAL BUSINESS MACHINES   Common      45920010       6,010         53,425     Sole      N/A       1,000             52,425
ORACLE CORPORATION                Common      68389X10       5,280         67,049     Sole      N/A       1,000             66,049
HEWLETT-PACKARD COMPANY           Common      42823610       4,382         45,175     Sole      N/A       1,100             44,075
EXXON MOBILE CORP                 Common     30231G102       3,998         44,858     Sole      N/A         500             44,358
MERCK & CO., INC.                 Common      58933110       3,551         47,710     Sole      N/A         250             47,460
CITIGROUP INC COM                 Common     172967101       3,334         61,664     Sole      N/A       2,100             59,564
AMERICA ONLINE INC DEL COM        Common     02364J104       3,297         61,340     Sole      N/A       1,800             59,540
CISCO COMMUNICATIONS INC          Common      17275R10       3,066         55,492     Sole      N/A           0             55,492
CHASE MANHATTAN CORP NEW          Common      16161A10       2,493         53,970     Sole      N/A         750             53,220
EMC CORP MASS COM                 Common     268648102       2,181         22,000     Sole      N/A         500             21,500
JOHNSON & JOHNSON                 Common      47816010       1,968         20,950     Sole      N/A         400             20,550
MCDONALD'S CORPORATION            Common      58013510       1,866         61,801     Sole      N/A       1,400             60,401
ROYAL DUTCH PETROLEUM COMPANY     Common      78025780       1,833         30,575     Sole      N/A         600             29,975
MOTOROLA, INC.                    Common      62007610       1,831         64,820     Sole      N/A           0             64,820
MORGAN (J.P.) COMPANY             Common      61688010       1,666         10,200     Sole      N/A           0             10,200
PEPSICO, INC.                     Common      71344810       1,481         32,200     Sole      N/A           0             32,200
LUCENT TECHNOLOGIES COM           Common      54946310       1,471         48,125     Sole      N/A           0             48,125
WAL-MART STORES                   Common     931142103       1,441         29,940     Sole      N/A         300             29,640
COSTCO WHOLESALE                  Common     22160K105       1,347         38,550     Sole      N/A         400             38,150
AGILENT TECHNOLOGIES COM          Common     00846U101       1,322         27,022     Sole      N/A           0             27,022
BRISTOL MYERS SQUIBB CO.          Common      11012210       1,308         22,900     Sole      N/A         200             22,700
NEXTEL COMMUNICATIONS CL A        Common     65332V103       1,295         27,700     Sole      N/A           0             27,700
DELL COMPUTER CORP COM            Common     247025109       1,113         36,120     Sole      N/A         250             35,870
AMERICAN HOME PRODUCTS CORP       Common       2660910       1,065         18,825     Sole      N/A           0             18,825
SUN MICROSYSTEMS INC COM          Common     866810104       1,051          9,000     Sole      N/A           0              9,000
TEXAS INSTRS INC COM              Common     882508104       1,043         22,100     Sole      N/A           0             22,100
STATE ST CORP                     Common      85747710       1,040          8,000     Sole      N/A           0              8,000
VERIZON COMMUNICATIONS COM        Common      92343V10       1,010          20858     Sole      N/A           0             20,858
HOME DEPOT INC COM                Common     437076102       1,008         19,000     Sole      N/A           0             19,000
BP AMOCO PLC SPONSORED ADR        Common       5562210         937         17,682     Sole      N/A           0             17,682

SUBTOTAL                                                    91,739
FEDERAL NATIONAL MORTGAGE ASSN    Common     313586109         930         13,000     Sole      N/A           0             13,000
PFIZER, INC.                      Common      71708110         818         18,203     Sole      N/A         600             17,603
ALBERTSON'S, INC.                 Common       1310410         804         38,275     Sole      N/A           0             38,275
ILLINOIS TOOL WORKS               Common      45230810         796         14,250     Sole      N/A         100             14,150
US BANCORP DEL COM                Common      90297310         724         31,816     Sole      N/A           0             31,816
CHEVRON CORPORATION               Common      16675110         674          7,906     Sole      N/A         100              7,806
QUALCOMM INC COM                  Common     747525103         666          9,350     Sole      N/A           0              9,350
PROCTER & GAMBLE                  Common      74271810         611          9,120     Sole      N/A           0              9,120
SAFEGUARD SCIENTIFICS COM         Common     786449108         553         27,725     Sole      N/A           0             27,725
NORTEL NETWORKS CORP              Common     656569100         512          8,600     Sole      N/A           0              8,600
SCHLUMBERGER, LTD.                Common      80685710         502          6,100     Sole      N/A           0              6,100
COMPAQ COMPUTER CORP              Common      20449310         496         18,000     Sole      N/A           0             18,000
BANKAMERICA CORP.                 Common       6605010         482          9,206     Sole      N/A           0              9,206
VODAFONE AIRTOUCH PLC NEW         Common      92857W10         461         12,450     Sole      N/A           0             12,450
    SPONSORED ADR
TEXACO, INC.                      Common      88169410         436          8,300     Sole      N/A           0              8,300
AMGEN INC                         Common      31162100         424          6,075     Sole      N/A         675              5,400
APPLIED MATLS INC COM             Common     038222105         424          7,150     Sole      N/A           0              7,150
AMERICAN INTERNATIONAL GRP        Common      26874107         413          4,312     Sole      N/A           0              4,312
WASHINGTON MUTUAL INC COM         Common     939322103         353          8,875     Sole      N/A           0              8,875
ELI LILLY & COMPANY               Common      53245710         333          4,100     Sole      N/A           0              4,100
BOEING COMPANY                    Common       9702310         304          4,824     Sole      N/A           0              4,824
STARBUCKS CORP.                   Common     855244109         300          7,500     Sole      N/A           0              7,500
ICOS CORP COM                     Common     449295104         271          5,000     Sole      N/A           0              5,000
CLOROX CO.                        Common     189054109         267          6,760     Sole      N/A           0              6,760
CATERPILLAR, INC.                 Common      14912310         257          7,600     Sole      N/A           0              7,600
AT&T CORP.                        Common        195710         252          8,574     Sole      N/A           0              8,574
QWEST COMMUNICATIONS COM          Common      74912110         249          5,174     Sole      N/A           0              5,174
MORGAN STANLEY                    Common     617446448         242          2,650     Sole      N/A           0              2,650
   DEAN WITTER & CO.
APPLE COMPUTERS                   Common      37833100         226          8,770     Sole      N/A           0              8,770
SBC COMMUNICATIONS INC            Common     78387G103         218          4,354     Sole      N/A           0              4,354
GAP INC DEL COM                   Common     364760108         216         10,750     Sole      N/A         300             10,450

SUBTOTAL                                                    14,214
EMERSON ELECTRIC                  Common     291011104         214          3,200     Sole      N/A           0              3,200
PHILLIP MORRIS COS  INC           Common     718154107         205          6,950     Sole      N/A           0              6,950


SUBTOTAL                                                       419



GRAND TOTAL                                                106,372